Shareholder Report	6 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust
Entity Central Index Key		0001314414
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000250990
Shareholder Report [Line Items]
Fund Name	Ocean Park Diversified Income ETF
Trading Symbol	DUKZ
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/diversified-income-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$38	0.78%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 6,567,982	$ 6,567,982
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$6,567,982 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$0 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	15.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Blackstone Senior Loan ETF	15.1%
Vanguard Total International Bond ETF	15.0%
iShares National Muni Bond ETF	7.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000250991
Shareholder Report [Line Items]
Fund Name	Ocean Park Domestic ETF
Trading Symbol	DUKQ
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/domestic-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$43	0.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,563,586	$ 9,563,586
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,563,586 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	23.1%
Schwab U.S. Large-Cap Growth ETF	20.6%
iShares Core S&P Mid-Cap ETF	10.1%
Invesco S&P 500 Equal Weight ETF	10.0%
Vanguard Mid-Cap Growth ETF	5.2%
iShares Select Dividend ETF	5.1%
iShares Core S&P Small-Cap ETF	5.1%
Vanguard Mid-Cap Value ETF	5.1%
Invesco S&P 500 Momentum ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000250992
Shareholder Report [Line Items]
Fund Name	Ocean Park High Income ETF
Trading Symbol	DUKH
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/high-income-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$38	0.78%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 4,785,724	$ 4,785,724
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$4,785,724 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$0 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	54.8%
Invesco Senior Loan ETF	29.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000250993
Shareholder Report [Line Items]
Fund Name	Ocean Park International ETF
Trading Symbol	DUKX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/international-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$41	0.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.88%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,201,589	$ 1,201,589
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,201,589 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$0 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE All-World ex-US ETF	69.1%
Vanguard FTSE Emerging Markets ETF	25.6%
iShares MSCI Taiwan ETF	2.5%
iShares MSCI Japan ETF	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.